Income Taxes (Tables) - DiamondHead Holdings Corp.	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Schedule of income tax provision

	December 31, 2022	December 31, 2021
Current
Federal	$983,430	$—
State	—	—
Deferred
Federal	(74,706)	(254,139)
State	—	—
Valuation allowance	74,706	254,139
Income tax provision	$983,430	$—

Summary of net deferred tax assets

	As of December 31, 2022	As of December 31, 2021
Deferred tax assets:
Start-up/Organization costs	$328,845	$216,490
Net operating loss carryforwards	—	37,649
Total deferred tax assets	328,845	254,139
Valuation allowance	(328,845)	(254,139)
Deferred tax asset, net of allowance	$—	$—

Schedule of statutory federal income tax rate to the Company's effective tax rate

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Statutory state rate, net of federal benefit	0.0%	—%
Financing costs	—	3.5%
Change in fair value of derivative warrant liabilities	(18.9)%	(33.9)%
Merger costs	9.9%	0.0%
Transaction costs allocated to derivative warrant liabilities	0.0%	0.0%
Loss upon issuance of private placement warrants	(0.7)%	0.0%
Change in valuation allowance	0.9%	9.4%
Income tax rate	12.2%	0.0%